Employee Related Obligations (Details) (USD $) In Millions, unless otherwise specified	Jan. 01, 2012	Jan. 02, 2011
Employee Related Obligations
Pension benefits	$ 3,937	$ 2,175
Postretirement benefits	2,843	2,359
Postemployment benefits	1,129	1,379
Deferred compensation	863	820
Total employee obligations	8,772	6,733
Less current benefits payable	419	646
Employee related obligations non-current	$ 8,353	$ 6,087